BDI INVESTMENT CORPORATION

                                   -----------


                            For the Six Months Ending

                                December 31, 2000

                           BDI INVESTMENT CORPORATION

                                 C O N T E N T S



                                                                   Page
                                                                 Reference

Statement of Assets and Liabilities for the
Six Months Ended December 31, 2000
and Fiscal Year Ended July 1, 2000.                                   2


Statement of Operations for the Six
Months Ended December 31, 2000
and December 31, 1999.                                                3


Statement of Changes in Net Assets for the
Six Months Ended December 31, 2000
and December 31, 1999.                                                4


Notes to Financial Statements                                     5  -  6


Schedule of Securities                                            7  -  12


Supplementary Information                                            13


        Corporate Data                                               14

                           BDI INVESTMENT CORPORATION
                       STATEMENT OF ASSETS AND LIABILITIES
                                   (Unaudited)


                                                                             Six Months           Twelve Months
                                                                               Ended                  Ended
                                                                            December 31,             July 1,
                                                                                2000                   2000
               ASSETS:
Investments in Securities at Market
         Value (Note B) (Cost of $13,489,000)                                $14,126,000            $13,405,000
Cash and Cash Equivalents                                                        116,000                637,000
   Interest Receivable                                                           247,000                167,000
      Prepaid Expenses                                                             1,000                      0
                                                                             -----------            -----------
                                             Total Assets:                   $14,490,000            $14,209,000
                                                                             -----------            -----------
          LIABILITIES:

      Accounts Payable                                                            16,000                 16,000
      Accrued Expenses                                                                 0                  8,000
      Dividend Payable                                                           343,000                457,000
                                                                             -----------            -----------
                                            Total Liabilities:                  $359,000               $481,000
                                                                             -----------            -----------
                                               Net Assets:                   $14,131,000            $13,728,000
                                                                             ===========            ===========
           NET ASSETS:

Preferred Stock, Without Par Value:                                                   $0                     $0
Authorized, 500,000 Shares Issued None
Common Stock, Par Value $.10 Per Share
Authorized, 4,500,000 Shares
     Issued, 1,425,151                                                          $143,000               $143,000
Additional Paid-In Capital                                                     3,673,000              3,673,000
     Retained Earnings                                                        10,337,000              9,934,000
Less-Treasury Stock at Cost, 3,600 Shares                                        (22,000)               (22,000)
                                                                             -----------            -----------
                                               Net Assets:                   $14,131,000            $13,728,000
                                                                             ===========            ===========

Net Assets per Common Share Outstanding:                                           $9.94                  $9.66


                       See Notes To Financial Statements

                           BDI INVESTMENT CORPORATION
                             STATEMENT OF OPERATIONS
                                   (Unaudited)

                                                                            Six Months Ended
                                                                   December 31             December 31
                                                                      2000                    1999
INVESTMENT INCOME:  (Note B)
  Interest                                                           $391,000                $380,000
  Tax-Exempt Dividends                                                  2,000                   2,000
                                                                  -----------             -----------
                                                                     $393,000                $382,000

             EXPENSES:

Accounting and Bookkeeping                                             19,000                  17,000
       Legal                                                                0                       0
       Directors' Fees                                                  2,000                  12,000
       Other Operating                                                 10,000                   7,000
                                                                  -----------             -----------
                                                                       31,000                  36,000
                                                                  -----------             -----------
                                    Net Investment Income            $362,000                $346,000
                                                                  -----------             -----------
REALIZED AND UNREALIZED GAIN
       ON INVESTMENTS:

   Proceeds from Sales
       and redemptions                                                520,000               1,118,000
Cost of Investments Sold
       and Redeemed                                                   517,000               1,109,000
                                                                  -----------             -----------
Net Realized Gain/(Loss)                                                3,000                   9,000
Net Unrealized Gain/(Loss)                                            379,000                (441,000)
                                                                  -----------             -----------
Net Realized and Unrealized
       Gain/(Loss) on Investments                                     382,000                (432,000)
                                                                  -----------             -----------
NET REALIZED AND UNREALIZED GAIN                                     $744,000                ($86,000)
                                                                  ===========             ===========

                        See Note to Financial Statements

                           BDI INVESTMENT CORPORATION
                       STATEMENT OF CHANGES IN NET ASSETS
                                   (Unaudited)

                                                   Six Months Ended      Six Months Ended
                                                   ----------------      ----------------
                                                      December 31           December 31
                                                         2000                  1999
FROM INVESTMENT ACTIVITIES
 Net Investment Income                             $   362,000           $   346,000
Net Realized Gain/(Loss)
        on Investments                                   3,000                 9,000
Net Unrealized Gain/(Loss) on
           Investments                                 379,000              (441,000)
                                                   -----------           -----------

Increase in Net Assets Derived
from Investment Activities                             744,000               (86,000)

From Distributions to Shareholders:

One bi-annual dividend of $.22 and one
extraordinary $.0197 per share on
1,421,551 Shares Outstanding                          (341,000)             (249,000)
                                                   -----------           -----------

NET INCREASE/(DECREASE) IN ASSETS                      403,000              (335,000)

NET ASSETS:
   Beginning of Period                              13,728,000            14,002,000
(including undistributed net                       -----------           -----------
     investment income)
     End of Period                                  14,131,000            13,667,000
                                                    ==========            ==========

                        See Note to Financial Statements

                           BDI INVESTMENT CORPORATION

                          NOTES TO FINANCIAL STATEMENTS

                     For Six Months Ended December 31, 2000


A. Consolidated Financial Statement:

         The statement of assets and liabilities including the schedule of tax-exempt securities as of December 31, 2000, and the related statements of operations, changes in new assets, and supplementary information, for the six months ending December 31, 2000, have been by the Company, without audit. In the opinion of management, all adjustments (which include prepared only normal reocurring adjustments) necessary to present fairly the financial position at December 31, 2000 and all periods presented have been made.

B. General:

         On January 10, 1984, BDI Investment Corporation (the "Company") filed a Registration Statement on Form N-2 with the Securities and Exchange Commission in order to register under the Investment Company Act of 1940 as a closed-end diversified management investment company.

C. Summary of Significant Accounting Policies:

         Investments:

         The investment portfolio consists primarily of tax-exempt bonds which are valued at the last bid price on the last business day of the quarter.

Income Recognition:

         Security transactions are recorded on the trade date. Interest income is accrued and recorded based upon settlement dates.

         Taxes:

         The Company has qualified as a Regulated Investment Company under certain pro- visions of the Internal Revenue Code beginning with the fiscal year starting July 1, 1984. Under such provisions, the Company will not be subject to federal income tax on income which it receives and distributes to its shareholders, provided that it distributes substantially all such Income. As a Regulated Investment Company, the Company may "pass through" to its shareholders the character of the income which it receives.

                           BDI INVESTMENT CORPORATION

                          NOTES TO FINANCIAL STATEMENTS

                     For Six Months Ended December 31, 2000


         Distributions:

         It is the Company's policy to record distributions to shareholders as of the date they are declared by the Board of Directors.

         Fiscal Year:

         The Company's fiscal year ends on the Saturday nearest the end of June.

D. Directors' Fees:

         The Company pays fees and provides expense reimbursement to members of the Board of Directors who are not officers of the Company.

E. Purchases and Sales of Securities:

         For the six months ending December 31, 2000, the aggregate cost of tax-exempt bond purchases were $859,000 and the aggregate proceeds from sales or redemptions of tax- exempt bonds were $520,000.

F. Income Taxes:

         For the six months ending December 31, 2000, no income tax expense was incurred due to the Company's qualification as a Regulated Investment Company and the distribution of substantially all its income for the current fiscal year to its shareholders (See Note B).

                           BDI INVESTMENT CORPORATION
                              INVESTMENT PORTFOLIO
                             SCHEDULE OF SECURITIES
                                December 31, 2000

                                                                         MARKET
PAR VALUE                 ISSUER                          COST           VALUE

$200,000           Alhambra City Elem                  $200,000        $213,000
                   5.250%, 9/1/12

 100,000           Anaheim CA Water Rev                 103,000         105,000
                   5.500%, 7/1/03

 200,000           Bakersfield CA Pub Fing              200,000         205,000
                   5.800%, 9/15/06

  85,000           Banning, California                   81,000          91,000
                   7.000%, 3/1/20

  40,000           Berkeley Unified School Dist          40,000          40,000
                   5.000%, 8/1/17

 135,000           CA Edl Rev, Harvey Mudd College      139,000         144,000
                   6.050%, 12/1/08

 100,000           CA HFF Healthcare                    100,000         103,000
                   5.900%, 9/1/02

 200,000           CA HFF Healthcare                    202,000         209,000
                   6.000%, 9/1/03

  25,000           CA Health Facilities                  26,000          25,000
                   7.700%, 10/1/03

 100,000           CA Health, Stanford                   99,000         103,000
                   5.000%, 11/15/13

 165,000           CA Hsg Fin Agy Rev                   165,000         171,000
                   5.200%, 2/1/13

  25,000           CA Hsg Fin Agy Rev                    25,000          27,000
                    6.25%, 2/1/06

 125,000           CA State Pub Works                   123,000         131,000
                   5.000%, 10/1/10

                           BDI INVESTMENT CORPORATION
                              INVESTMENT PORTFOLIO
                             SCHEDULE OF SECURITIES
                                December 31, 2000

                                                                         MARKET
 PAR VALUE                ISSUER                        COST             VALUE

  $100,000         CA State Pub Works                 $99,000          $100,000
                   4.700%, 10/1/14

   150,000         CA State Pub Works                 149,000           160,000
                   5.600%, 4/1/06

   100,000         CA State Pub Works                 101,000           104,000
                    6.400%,9/1/08

   100,000         CA State Pub Works                 105,000           110,000
                    5.500%,6/1/15

   425,000         California Stwd San Gabriel        417,000           446,000
                   5.375%, 9/1/07

    75,000         Carlsbad Ca Impt Bd                 75,000            77,000
                   5.450%, 9/2/10

    80,000         Carlsbad Ca Impt Bd                 80,000            82,000
                   5.350%, 9/2/09

   100,000         Contra Costa County CA             100,000           110,000
                   6.200%, 8/1/08

   165,000         Contra Costa Hosp COP              172,000           176,000
                   6.400%, 11/1/05

    30,000         Corona SFMR                         30,000            32,000
                   5.500%, 11/1/10

   100,000         Duarte Redev Agy                   100,000           104,000
                   5.950%, 9/1/04

   250,000         East Muni Wtr & Swr                243,000           260,000
                   5.375%, 7/1/13

   240,000         El Monte Water Auth                240,000           257,000
                   5.200%, 9/1/12

                           BDI INVESTMENT CORPORATION
                              INVESTMENT PORTFOLIO
                             SCHEDULE OF SECURITIES
                                December 31, 2000

                                                                        MARKET
 PAR VALUE                 ISSUER                        COST           VALUE

  $340,000         Emeryville Public Fing              $337,000        $360,000
                   5.700%, 9/1/07

    75,000         Escondido MF Hsg                      75,000          77,000
                   5.250%, 1/1/05

    75,000         Escondido MF Hsg                      77,000          77,000
                   5.400%, 7/1/07

   175,000         Inyo County COP                      175,000         178,000
                   5.000%, 2/1/11

    50,000         Los Angeles MFHR FHA                  51,000          51,000
                   7.300%, 7/20/11

   250,000         Lynwood Lease Rev                    269,000         280,000
                   6.000%, 9/1/12

   225,000         Metro Water Dist G.O.                192,000         227,000
                   5.250%, 3/1/22

   500,000         Metro Water Dist Rev                 500,000         517,000
                    5.400%,7/1/10

    50,000         Metro Water Dist Rev                  48,000          51,000
                   5.500%, 7/1/19

   600,000         Metro Water Dist Rev                 588,000         621,000
                   5.500%, 7/1/13

   350,000         Metro Water Dist Rev                 341,000         347,000
                   5.000%, 7/1/20

   150,000         Midpeninsula Reg                     150,000         166,000
                   6.950%, 9/1/08

    20,000         Montclair, CA Redv Agy Res            19,000          24,000
                   7.750%, 10/1/11

                           BDI INVESTMENT CORPORATION
                              INVESTMENT PORTFOLIO
                             SCHEDULE OF SECURITIES
                                December 31, 2000


                                                                        MARKET
   PAR VALUE              ISSUER                          COST          VALUE

    $100,000       Montebello Cmnty Redev               $99,000        $105,000
                   5.150%, 9/1/12

      45,000       Palmdale, CA SFMR                     43,000          49,000
                   7.000%, 9/1/11

     600,000       Placer Co Cal Wtr                    600,000         627,000
                   5.500%, 7/1/10

     145,000       Pleasanton CA CTFS                   153,000         150,000
                   6.700%, 10/1/06

     120,000       Pomona Gen Fd Lease                  119,000         124,000
                   5.500%, 8/1/11

     270,000       Puerto Rico HFC                      279,000         275,000
                   7.500%, 4/1/22

      40,000       Redding CA Sch SR                     36,000          41,000
                   5.000%, 3/1/19

     235,000       Riverside Co CA Asset                235,000         243,000
                   6.000%, 6/1/04

     600,000       Riverside Electric Rev               567,000         606,000
                   5.000%, 10/1/13

     105,000       Rossmoor Cmnty Svs                   106,000         108,000
                   5.800%, 9/2/05

     550,000       Sacramento Elec Rev                  556,000         561,000
                   5.250%, 5/1/13

      50,000       Sacramento New Pub Hsg                52,000          51,000
                   6.000%, 12/1/07

     100,000       San Diego-Burnham Inst               100,000         103,000
                   5.150%, 9/1/06

                           BDI INVESTMENT CORPORATION
                              INVESTMENT PORTFOLIO
                             SCHEDULE OF SECURITIES
                                December 31, 2000

                                                                        MARKET
PAR VALUE              ISSUER                            COST           VALUE

 $200,000          San Diego-Horton Plaza              $199,000        $208,000
                   5.550%, 11/1/15

  100,000          San Francisco Port Comm               98,000         104,000
                   5.500%, 7/1/04

   50,000          San Francisco Pub Hsg                 50,000          51,000
                   5.125%, 8/1/10

  200,000          San Joaquin Cop Hosp                 200,000         210,000
                   5.900%, 9/1/03

  100,000          San Luis Obisbo Wtr                  100,000         103,000
                   5.375%, 6/1/08

  105,000          San Luis Obisbo Wtr                  105,000         108,000
                   5.500%, 6/1/09

  125,000          Sanger Uni Sch Dist                  131,000         136,000
                   5.350%, 8/1/15

  150,000          Santa Clara Hsg Auth                 150,000         151,000
                   4.500%, 11/1/07

  200,000          Santa Clara Redev Agy                196,000         212,000
                   5.250%, 6/1/13

  600,000          Santa Maria Redev                    581,000         606,000
                   5.000%, 6/1/16

  200,000          Sierra Uni Sch Dist                  193,000         206,000
                   5.650%, 3/1/04

   80,000          Sonoma, CA Cmnty Redev                79,000          80,000
                   7.900%, 8/1/14

  250,000          Stockton COP                         247,000         265,000
                   5.600%, 8/1/14

                           BDI INVESTMENT CORPORATION
                              INVESTMENT PORTFOLIO
                             SCHEDULE OF SECURITIES
                                December 31, 2000

                                                                         MARKET
   PAR VALUE               ISSUER                        COST            VALUE

    $250,000       Tahoe Forest Hosp                   $246,000         $268,000
                   5.850%, 8/1/04

     600,000       Tehatchapi School Dist               592,000          627,000
                   6.300%, 8/1/21

     100,000       Temecula Valley CA Uni Sch           102,000          105,000
                   5.900%, 9/1/04

     130,000       University of CA Rev's               129,000          139,000
                   5.875%, 9/1/08

     575,000       Vallejo CA Rev FHA                   575,000          581,000
                   5.650%, 5/1/27

     335,000       Westminister City COP                335,000          362,000
                   5.750%, 6/1/09
 -----------                                        -----------      -----------
 $13,585,000                                        $13,489,000      $14,126,000
 ===========                                        ===========      ===========

                           BDI INVESTMENT CORPORATION
                            SUPPLEMENTARY INFORMATION


       SIX MONTHS ENDED DECEMBER 31, 2000, DECEMBER 31, 1999, DECEMBER 31,
                 1998, DECEMBER 31, 1997 AND DECEMBER 31, 1996


             Selected date for each share of common stock follows:

                                                  2000             1999             1998             1997             1996
     Investment Income                       $    0.28             0.27             0.28             0.29             0.29

              Expenses                            0.02             0.03             0.02             0.03             0.02
                                                 -----            -----            -----            -----            -----
 Net Investment Income                            0.26             0.24             0.26             0.26             0.27

Dividends from net investment
                income                           (0.24)           (0.18)           (0.27)           (0.30)           (0.21)
                                                 -----            -----            -----            -----            -----
Distributions in excess of net
     investment income                            0.02             0.06            (0.01)           (0.04)           (0.06)

Net realized gain (loss) and
    increase/(decrease) in
unrealized appreciation                           0.27            (0.30)            0.04             0.23             0.25
                                                 -----            -----            -----            -----            -----
Net increase (decrease) in
       net asset value                            0.29            (0.24)            0.03             0.19             0.31
                                                 -----            -----            -----            -----            -----
      Net asset value:
   Beginning of period                            9.65             9.85             9.96             9.63             9.34
                                                 -----            -----            -----            -----            -----

         End of period                            9.94             9.61             9.99             9.82             9.65
Ratio of expense to average                      =====            =====            =====            =====            =====
           net assests                           0.22%            0.26%            0.25%            0.27%            0.25%
Ratio of net investment                          =====            =====            =====            =====            =====
income to average net assets                     2.60%            2.47%            2.54%            2.71%            2.80%
Ratio of total investment                        =====            =====            =====            =====            =====
operating expenses to total
     investment income                           7.89%            9.42%            8.86%            9.20%            8.27%
                                                 =====            =====            =====            =====            =====
Market price at end of period                        *                *                *                *                *
    Portfolio Turnover                           3.77%            7.06%            1.95%            3.62%            0.97%
                                                 =====            =====            =====            =====            =====
Number of shares outstanding at the
    end of each period                                                         1,421,551
                                                                               =========

* Due to the limited market that currently exists for the Company's common stock, there is is no established market price.

                           BDI INVESTMENT CORPORATION
                                 CORPORATE DATA


Arthur Brody                             Chairman of the Board of Directors,
                                         Chief Executive Officer and President

Teresa Whorton                           Treasurer

Edward Kane                              Director

Michael Stolper                          Director

Donald Brody                             Secretary

COUNSEL:                                 Lowenstein, Sandler, Kohl,
                                         Fisher and Boylan

AUDITORS:                                Lavine, Lofgren, Morris and
                                         Engelberg

TRANSFER AGENT:                          Registrar & Transfer Co.

CUSTODIAN:                               Dean Witter